UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 0.8%	CFS Retail Property Trust	4,713,238	$5,355,272
Bermuda - 1.7%	Lazard Ltd. Class A	213,200	6,268,080
	Ports Design Ltd.	2,299,300	2,659,352
	RenaissanceRe Holdings Ltd.	55,900	2,763,696
			11,691,128
Brazil - 0.4%	OdontoPrev SA	111,200	1,101,574
	Santos Brasil Participacoes SA	527,400	1,477,789
			2,579,363
Canada - 3.5%	Addax Petroleum Corp.	78,300	1,695,424
	Agnico-Eagle Mines Ltd.	121,100	6,893,012
	Biovail Corp.	365,000	3,996,750
	DiagnoCure, Inc. (a)(b)	4,278,880	3,054,404
	Eldorado Gold Corp. (a)	546,100	4,937,770
	SXC Health Solutions Corp. (a)	178,100	3,836,274
			24,413,634
Cayman Islands - 0.9%	Ming Fai International Holdings Ltd.	18,200,500	1,973,706
	New Oriental Education & Technology Group (a)(c)	32,700	1,643,175
	Parkson Retail Group Ltd.	2,922,000	2,964,117
			6,580,998
China - 0.4%	Shenzhen Expressway Co., Ltd.	8,423,100	2,932,904
Denmark - 1.5%	H Lundbeck A/S	51,089	871,650
	Novozymes A/S Class B	18,400	1,331,093
	TrygVesta A/S	103,315	5,227,746
	Vestas Wind Systems A/S (a)	73,616	3,233,964
			10,664,453
Finland - 0.2%	Ramirent Oyj	446,700	1,423,072
France - 3.0%	Bonduelle SA	92,200	6,384,718
	Eurofins Scientific SA	53,075	2,253,898
	Scor SE	352,420	7,242,107
	UBISOFT Entertainment (a)	275,300	5,025,859
			20,906,582
Germany - 2.6%	Gerresheimer AG	195,500	3,577,517
	K+S AG	64,900	3,000,212
	Paion AG (a)	475,886	585,787
	Rheinmetall AG	170,200	5,763,042
	Symrise AG	421,400	4,973,965
			17,900,523
Hong Kong - 1.0%	Clear Media Ltd. (a)	4,052,000	950,612
	Lu Ning Co. Ltd.	2,079,700	3,439,941
	Shanghai Industrial Holdings Ltd.	875,800	2,430,963
			6,821,516
India - 0.9%	Container Corp. of India	156,300	2,246,834
	Pantaloon Retail India Ltd.	24,473	55,955
	Steel Authority Of India	811,800	1,547,150
	United Phosphorus Ltd.	1,311,200	2,542,110
			6,392,049

	1

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Indonesia - 0.5%	Perusahaan Gas Negara Tbk PT	11,990,500	$2,238,226
	Surya Citra Media Tbk PT	40,895,600	1,380,293
			3,618,519
Ireland - 1.1%	Ryanair Holdings Plc (a)(c)	328,196	7,584,610
Israel - 1.4%	Frutarom	381,300	2,395,164
	NICE Systems Ltd. (a)(c)	292,000	7,259,120
			9,654,284
Italy - 1.0%	Credito Emiliano SpA	418,500	1,721,041
	Credito Emiliano SpA (a)	73,869	304,242
	DiaSorin SpA	172,000	3,846,946
	Milano Assicurazioni SpA	526,500	1,210,749
			7,082,978
Japan - 6.8%	Aioi Insurance Co., Ltd.	829,300	3,228,953
	Asics Corp.	379,950	2,651,340
	Don Quijote Co., Ltd.	181,000	2,329,019
	Fukuoka Financial Group, Inc.	1,511,300	4,653,067
	Hisaka Works Ltd.	311,700	2,635,688
	Jupiter Telecommunications Co., Ltd.	4,385	2,929,269
	Koito Manufacturing Co., Ltd.	375,700	2,714,231
	Komori Corp.	233,000	1,915,987
	NGK Insulators Ltd.	197,400	3,087,451
	Nippon Building Fund, Inc.	389	3,362,117
	Osaka Securities Exchange Co., Ltd.	1,275	4,106,017
	PanaHome Corp.	484,100	2,911,379
	Santen Pharmaceutical Co., Ltd.	50,500	1,393,121
	Shizuoka Gas Co. Ltd.	693,100	3,891,414
	Suruga Bank Ltd.	207,400	1,730,284
	Tokyu Land Corp.	969,635	2,703,891
	Tsumura & Co.	39,000	1,009,174
			47,252,402
Malaysia - 0.8%	AirAsia Bhd (a)	8,864,400	2,285,772
	Tanjong Plc	877,000	3,321,912
			5,607,684
Mexico - 0.4%	Embotelladoras Arca SA de CV	1,778,800	3,099,243
Norway - 0.7%	Tandberg ASA	312,100	4,587,480
Philippines - 0.5%	Bank of the Philippine Islands	5,103,364	3,587,501
Singapore - 0.5%	Cityspring Infrastructure Trust	6,914,200	2,368,760
	UOL Group Ltd.	934,600	1,151,953
			3,520,713
South Africa - 0.3%	Massmart Holdings Ltd.	251,650	1,850,126
South Korea - 0.3%	Hanmi Pharm Co. Ltd.	22,235	2,419,364
Spain - 0.9%	Bolsas y Mercados Espanoles	42,800	989,826
	Laboratorios Farmaceuticos Rovi SA	751,994	4,195,551
	Viscofan Industria Navarra De Envolturas Celulosicas SA	68,200	1,325,133
			6,510,510

	2

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Sweden - 0.7%	Lundin Petroleum AB (a)	316,100	$1,713,042
	Millicom International Cellular SA (c)	18,550	694,350
	Swedish Match AB	146,900	2,124,622
			4,532,014
Switzerland - 0.5%	Actelion Ltd. (a)	21,500	981,181
	Basilea Pharmaceutica (a)	14,102	878,601
	Foster Wheeler AG (a)	57,200	999,284
	Rieter Holding AG	4,500	483,407
			3,342,473
Thailand - 0.3%	Mermaid Maritime PCL (a)	9,130,900	1,802,135
United Kingdom - 8.5%	Afren Plc (a)	991,844	558,282
	Amlin Plc	1,439,715	7,095,825
	Antofagasta Plc	178,000	1,288,133
	Britvic Plc	745,300	2,413,076
	Cairn Energy Plc (a)	89,500	2,790,282
	Central African Mining & Exploration Co. Plc (a)	13,059,000	901,639
	Charter International Plc	411,600	2,690,340
	Climate Exchange Plc (a)	98,152	1,152,505
	Dana Petroleum Plc (a)	200,900	3,207,552
	Derwent Valley Holdings Plc	137,239	1,306,843
	Dragon Oil Plc (a)	489,400	1,355,342
	EasyJet Plc (a)	492,200	1,969,383
	Game Group Plc	854,091	1,843,533
	Group 4 Securicor Plc	1,640,097	4,557,235
	Halfords Group Plc	900,400	3,770,450
	Hikma Pharmaceuticals Plc	662,100	3,424,444
	Intertek Group Plc	362,800	4,600,860
	Kesa Electricals Plc	2,806,500	3,792,401
	QinetiQ Plc	2,373,600	4,498,277
	Rexam Plc	881,300	3,405,614
	Rightmove Plc	331,400	1,242,280
	Venture Production Plc	86,424	991,702
			58,855,998
United States - 45.0%	AMERIGROUP Corp. (a)	14,100	388,314
	Abercrombie & Fitch Co. Class A (d)	122,850	2,923,830
	Advanced Energy Industries, Inc. (a)	195,900	1,475,127
	Alexion Pharmaceuticals, Inc. (a)	65,800	2,478,028
	Alliant Energy Corp.	50,200	1,239,438
	American Superconductor Corp. (a)	195,200	3,378,912
	Aqua America, Inc. (d)	170,400	3,408,000
	Associated Banc-Corp.	47,200	728,768
	Autoliv, Inc.	73,800	1,370,466
	BJ's Restaurants, Inc. (a)	210,200	2,923,882
	BMC Software, Inc. (a)	115,300	3,804,900
	BancorpSouth, Inc.	115,800	2,413,272
	Bank of Hawaii Corp.	74,800	2,466,904

	3

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	BioMarin Pharmaceuticals, Inc. (a)(d)	225,700	$2,787,395
	Blackboard, Inc. (a)	225,900	7,170,066
	BorgWarner, Inc. (d)	104,150	2,114,245
	Brooks Automation, Inc. (a)	677,750	3,124,427
	Cadence Design Systems, Inc. (a)	391,300	1,643,460
	Celanese Corp. Series A	204,700	2,736,839
	Cephalon, Inc. (a)(d)	4,700	320,070
	Ciena Corp. (a)(d)	402,600	3,132,228
	Citrix Systems, Inc. (a)	240,200	5,438,128
	Comerica, Inc.	43,700	800,147
	Commerce Bancshares, Inc.	36,500	1,324,950
	Commercial Vehicle Group, Inc. (a)	488,500	268,675
	Complete Production Services, Inc. (a)	106,500	328,020
	ComScore, Inc. (a)	271,700	3,284,853
	Concho Resources, Inc. (a)	25,000	639,750
	Core Laboratories NV	22,900	1,675,364
	Covanta Holding Corp. (a)	276,450	3,618,730
	Cullen/Frost Bankers, Inc.	206,500	9,693,110
	DSP Group, Inc. (a)	804,300	3,474,576
	Dean Foods Co. (a)	160,000	2,892,800
	Delta Air Lines, Inc. (a)	390,500	2,198,515
	Denbury Resources, Inc. (a)	200,100	2,973,486
	Digital River, Inc. (a)	166,100	4,953,102
	Douglas Emmett, Inc.	301,300	2,226,607
	Dresser-Rand Group, Inc. (a)	136,800	3,023,280
	Drew Industries, Inc. (a)	194,750	1,690,430
	Emulex Corp. (a)	295,950	1,488,628
	EnergySolutions, Inc.	696,500	6,024,725
	FTI Consulting, Inc. (a)	106,500	5,269,620
	Fidelity National Title Group, Inc. Class A	435,700	8,500,507
	First Financial Bankshares, Inc.	38,100	1,835,277
	GameStop Corp. Class A (a)	70,450	1,974,009
	Guess?, Inc.	217,850	4,592,278
	IDEX Corp.	242,450	5,302,381
	IPC The Hospitalist Co., Inc. (a)	305,900	5,821,277
	Informatica Corp. (a)	371,600	4,927,416
	Integrated Device Technology, Inc. (a)	421,250	1,916,687
	Inter Allscripts - Misys Healthcare Solutions, Inc. (d)	238,200	2,451,078
	Interactive Brokers Group, Inc. Class A (a)	103,600	1,671,068
	Intersil Corp. Class A	598,100	6,878,150
	Intrepid Potash, Inc. (a)	56,400	1,040,580
	j2 Global Communications, Inc. (a)	354,050	7,750,154
	K-Swiss, Inc. Class A	140,500	1,199,870
	LKQ Corp. (a)	377,563	5,387,824
	Landstar System, Inc.	111,800	3,741,946
	Linear Technology Corp. (d)	181,550	4,172,019
	M&T Bank Corp. (d)	19,100	864,084

	4

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Marvel Entertainment, Inc. (a)	107,200	$2,846,160
	Maxim Integrated Products, Inc.	416,500	5,501,965
	Melco Crown Entertainment Ltd. (a)(c)	730,050	2,394,564
	Mentor Graphics Corp. (a)	300,850	1,335,774
	Merit Medical Systems, Inc. (a)	585,861	7,153,363
	MoSys, Inc. (a)	496,650	943,635
	The NASDAQ Stock Market, Inc. (a)	77,700	1,521,366
	National Instruments Corp.	42,600	794,490
	Nektar Therapeutics (a)	352,000	1,897,280
	Nordson Corp.	87,450	2,486,203
	Oceaneering International, Inc. (a)	66,300	2,444,481
	Omnicare, Inc.	74,300	1,819,607
	Owens-Illinois, Inc. (a)	219,200	3,165,248
	Packaging Corp. of America	298,700	3,889,074
	People's United Financial, Inc.	319,174	5,735,557
	PetroHawk Energy Corp. (a)	399,400	7,680,462
	Phase Forward, Inc. (a)	26,600	340,214
	Phillips-Van Heusen Corp.	244,400	5,542,992
	Polycom, Inc. (a)	292,500	4,501,575
	Portland General Electric Co.	96,300	1,693,917
	Priceline.com, Inc. (a)(d)	20,175	1,589,386
	Pride International, Inc. (a)	120,900	2,173,782
	Principal Financial Group, Inc.	80,100	655,218
	Regis Corp.	168,300	2,431,935
	Reinsurance Group of America, Inc.	141,400	4,579,946
	Sanderson Farms, Inc.	56,800	2,132,840
	Silgan Holdings, Inc.	111,800	5,873,972
	Steel Dynamics, Inc.	180,900	1,593,729
	SupportSoft, Inc. (a)	1,837,979	3,528,920
	Sybase, Inc. (a)	221,825	6,719,079
	Synaptics, Inc. (a)(d)	140,700	3,765,132
	Tanger Factory Outlet Centers, Inc. (d)	221,400	6,832,404
	US Airways Group, Inc. (a)	128,900	326,117
	Urban Outfitters, Inc. (a)	238,150	3,898,515
	Ventas, Inc.	71,300	1,612,093
	Vishay Intertechnology, Inc. (a)	551,100	1,917,828
	Watsco, Inc. (d)	67,850	2,308,935
	Winnebago Industries, Inc.	264,150	1,402,637
	Zoran Corp. (a)	1,126,800	9,915,840
			312,288,907
	Total Common Stocks - 87.1%		604,858,435
	Exchange-Traded Funds
	iShares Russell Microcap Index Fund	44,950	1,203,312
	Total Exchange-Traded Funds - 0.2%		1,203,312
	Total Long-Term Investments
	(Cost - $748,595,928) - 87.3%		606,061,747

	5

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Short-Term Securities	(000)		Value
Time Deposit - 12.3%
Australia - 0.0%	Brown Brothers Harriman & Co., 2.23%, 4/01/09	AUD	1	$ 1,258
United Kingdom - 0.0%	Brown Brothers Harriman & Co., 0.09%, 4/01/09	GBP	2	1,542
United States - 12.3%	Brown Brothers Harriman & Co., 0.10%, 4/01/09	USD	85,680	85,680,461
		Beneficial
		Interest
		(000)
United States - 4.1%
Money Market Funds - 4.1%	BlackRock Liquidity Series, LLC Money Market Series,
	1.17% (e)(f)(g)	USD	28,581	28,581,400
	Total Short-Term Securities
	(Cost - $114,264,661) - 16.4%			114,264,661
	Total Investments
	(Cost - $862,860,589*) - 103.7%			720,326,408
	Liabilities in Excess of Other Assets - (3.7)%			(25,821,176)
	Net Assets - 100.0%			$694,505,232

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$869,177,851
Gross unrealized appreciation	$45,382,434
Gross unrealized depreciation	(194,233,877)
Net unrealized depreciation	$(148,851,443)

(a) Non-income producing security.
(b) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Losses	Income
DiagnoCure, Inc.	$364,267	-	-	-

(c) Depositary receipts.
(d) Security, or a portion of security, is on loan.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(149,595,217)	$1,624,959
BlackRock Liquidity Series, LLC
Money Market Series	$(144,300,425)	$500,208

(f) Represents the current yield as of report date.
(g) Security was purchased with the cash proceeds from securities loans.

6

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments March 31, 2009 (Unaudited)
• Foreign currency exchange contracts as of March 31, 2009 were as follows:
						Unrealized
						Appreciation
Currency Purchased			Currency Sold	Counterparty	Settlement Date	(Depreciation)
EUR	22,651	USD	30,138	State Street Bank
				& Trust Co.	4/01/09	$(44)
GBP	214,137	USD	306,188	State Street Bank
				& Trust Co.	4/01/09	1,065
HKD	1,346,047	USD	173,703	State Street Bank
				& Trust Co.	4/01/09	(33)
JPY	10,642,121	USD	108,151	State Street Bank
				& Trust Co.	4/01/09	(638)
SEK	7,839,255	USD	959,572	State Street Bank
				& Trust Co.	4/01/09	(5,836)
USD	364,990	DKK	2,045,527	State Street Bank
				& Trust Co.	4/01/09	152
USD	160,554	JPY	15,830,501	State Street Bank
				& Trust Co.	4/01/09	624
CAD	1,141,396	USD	903,511	State Street Bank
				& Trust Co.	4/02/09	1,791
EUR	6,331	USD	8,317	State Street Bank
				& Trust Co.	4/02/09	94
HKD	48,450	USD	6,252	State Street Bank
				& Trust Co.	4/02/09	(1)
IDR	4,749,767,078	USD	406,137	State Street Bank
				& Trust Co.	4/02/09	4,575
SEK	4,542,966	USD	545,455	State Street Bank
				& Trust Co.	4/02/09	7,242
USD	329,499	CHF	379,734	State Street Bank
				& Trust Co.	4/02/09	(4,111)
USD	242,498	DKK	1,374,834	State Street Bank
				& Trust Co.	4/02/09	(2,702)
USD	287,711	EUR	219,013	State Street Bank
				& Trust Co.	4/02/09	(3,265)
USD	72,559	GBP	51,161	State Street Bank
				& Trust Co.	4/02/09	(850)
USD	115,901	GBP	80,940	State Street Bank
				& Trust Co.	4/03/09	(236)
Total						$(2,173)
• Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar
			7

BlackRock Global SmallCap Fund, Inc.

Schedule of Investments March 31, 2009 (Unaudited)
• Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities	Other Financial Instruments*
	Assets	Assets	Liabilities
Level 1	$371,786,961	-	-
Level 2	348,483,492	$ 15,543	$ (17,716)
Level 3	55,955	-	-
Total	$720,326,408	$ 15,543	$ (17,716)
* Other financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs
(Level 3) were used in determining fair value:

	Investments in
		Securities
Balance, as of January 1, 2009		-
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation (depreciation)		$28,638
Net purchases (sales)		-
Net transfers in/out of Level 3		27,317
Balance, as of March 31, 2009		$55,955

	8

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global SmallCap Fund, Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: May 20, 2009